Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Macroeconomic Variables Impacted in Determining ECLs (Detail)	3 Months Ended
Jan. 31, 2021
Base Forecasts [member] | Q1 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.79
Base Forecasts [member] | Q1 2021 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.50%
Real GDP	1.60%
Home prices	(17.30%)
Central bank policy interest rate	0.25%
Base Forecasts [member] | Q1 2021 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.70%
Real GDP	1.90%
Home prices	7.10%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.98%
U.S. 10-year BBB spread	1.75%
Base Forecasts [member] | Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.80
Base Forecasts [member] | Q2 2021 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.50%
Real GDP	9.20%
Home prices	(7.30%)
Central bank policy interest rate	0.25%
Base Forecasts [member] | Q2 2021 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.10%
Real GDP	4.00%
Home prices	3.90%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.13%
U.S. 10-year BBB spread	1.78%
Base Forecasts [member] | Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.81
Base Forecasts [member] | Q3 2021 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.80%
Real GDP	6.50%
Home prices	0.30%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Q3 2021 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	3.90%
Home prices	3.10%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.28%
U.S. 10-year BBB spread	1.80%
Base Forecasts [member] | Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.81
Base Forecasts [member] | Q4 2021 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.50%
Real GDP	4.60%
Home prices	1.30%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Q4 2021 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.30%
Real GDP	3.80%
Home prices	2.80%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.43%
U.S. 10-year BBB spread	1.80%
Base Forecasts [member] | Average Q1 2021 - Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.80
Base Forecasts [member] | Average Q1 2021 - Q4 2021 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.30%
Real GDP	5.10%
Home prices	1.40%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Average Q1 2021 - Q4 2021 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.90%
Real GDP	4.20%
Home prices	6.80%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.21%
U.S. 10-year BBB spread	1.78%
Base Forecasts [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.79
Base Forecasts [member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.90%
Real GDP	2.20%
Home prices	1.80%
Central bank policy interest rate	0.56%
Base Forecasts [member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.40%
Real GDP	2.30%
Home prices	2.70%
Central bank policy interest rate	0.56%
U.S. 10-year treasury yield	1.88%
U.S. 10-year BBB spread	1.80%
Upside scenario [member] | Average Q1 2021 - Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.82
Upside scenario [member] | Average Q1 2021 - Q4 2021 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.80%
Real GDP	6.60%
Home prices	3.30%
Central bank policy interest rate	0.25%
Upside scenario [member] | Average Q1 2021 - Q4 2021 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	5.60%
Home prices	8.10%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.44%
U.S. 10-year BBB spread	1.76%
Upside scenario [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.81
Upside scenario [member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%
Real GDP	2.10%
Home prices	1.90%
Central bank policy interest rate	0.72%
Upside scenario [member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.20%
Real GDP	2.20%
Home prices	2.80%
Central bank policy interest rate	0.91%
U.S. 10-year treasury yield	2.31%
U.S. 10-year BBB spread	1.76%
Downside scenario [member] | Average Q1 2021 - Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.76
Downside scenario [member] | Average Q1 2021 - Q4 2021 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.70%
Real GDP	1.80%
Home prices	(2.20%)
Central bank policy interest rate	0.25%
Downside scenario [member] | Average Q1 2021 - Q4 2021 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.30%
Real GDP	0.90%
Home prices	3.00%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.83%
U.S. 10-year BBB spread	2.04%
Downside scenario [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.76
Downside scenario [member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.10%
Real GDP	2.50%
Home prices	1.20%
Central bank policy interest rate	0.34%
Downside scenario [member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	2.60%
Home prices	2.10%
Central bank policy interest rate	0.34%
U.S. 10-year treasury yield	1.70%
U.S. 10-year BBB spread	1.82%